UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 23036

BNY Mellon Absolute Insight Funds, Inc.

(Exact name of registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400

Date of fiscal year end: 10/31

Date of reporting period: July 1, 2015-June 30, 2016

Item 1. Proxy Voting Record

BNY Mellon Absolute Insight Funds, Inc.

=============== BNY Mellon Absolute Insight Multi-Strategy Fund ================

ELECTRA PRIVATE EQUITY PLC

Ticker:       ELTA           Security ID:  G29736108

Meeting Date: JAN 25, 2016   Meeting Type: Annual

Record Date:  JAN 21, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Approve Final Dividend                  For       For          Management

3     Approve Remuneration Report             For       For          Management

4     Re-elect Dame Kate Barker as Director   For       For          Management

5     Re-elect Francesca Barnes as Director   For       For          Management

6     Re-elect Edward Bramson as Director     For       For          Management

7     Re-elect Ian Brindle as Director        For       Against      Management

8     Re-elect Josyane Gold as Director       For       For          Management

9     Re-elect Roger Perkin as Director       For       For          Management

10    Reappoint PricewaterhouseCoopers LLP    For       For          Management

      as Auditors

11    Authorise Board to Fix Remuneration of  For       For          Management

      Auditors

12    Authorise Market Purchase of Ordinary   For       For          Management

      Shares

--------------------------------------------------------------------------------

SPIRE HEALTHCARE GROUP PLC

Ticker:       SPI            Security ID:  G83577109

Meeting Date: MAY 19, 2016   Meeting Type: Annual

Record Date:  MAY 17, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Accept Financial Statements and         For       For          Management

      Statutory Reports

2     Approve Remuneration Report             For       Abstain      Management

3     Approve Final Dividend                  For       For          Management

4     Re-elect Tony Bourne as Director        For       For          Management

5     Re-elect John Gildersleeve as Director  For       For          Management

6     Re-elect Simon Gordon as Director       For       For          Management

7     Re-elect Dame Janet Husband as Director For       For          Management

8     Re-elect Robert Lerwill as Director     For       For          Management

9     Elect Danie Meintjes as Director        For       For          Management

10    Re-elect Rob Roger as Director          For       For          Management

11    Re-elect Simon Rowlands as Director     For       For          Management

12    Re-elect Garry Watts as Director        For       For          Management

13    Reappoint Ernst & Young LLP as Auditors For       For          Management

14    Authorise Board to Fix Remuneration of  For       For          Management

      Auditors

15    Authorise EU Political Donations and    For       For          Management

      Expenditure

16    Authorise Issue of Equity with          For       For          Management

      Pre-emptive Rights

17    Approve SAYE Option Scheme              For       For          Management

18    Authorise Issue of Equity without       For       For          Management

      Pre-emptive Rights

19    Authorise the Company to Call General   For       For          Management

      Meeting with Two Weeks' Notice

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 18, 2016